Exceptional items (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Exceptional items
Exceptional items - cost of sales	$ 4,816,000,000	$ 4,278,000,000	$ 4,338,000,000
Exceptional items - SG&A expenses	299,000,000	288,000,000	255,000,000
Exceptional finance expense / (income)	240,000,000	192,000,000	147,000,000
Exceptional income tax (credit) / charge (note 7)	(7,000,000)	13,000,000	(21,000,000)
Exceptional items.
Exceptional items
Start-up related and other costs	6,000,000	24,000,000	36,000,000
Impairment charge/(reversal)- property, plant and equipment	10,000,000	(4,000,000)	18,000,000
Restructuring (credit)/charge		(4,000,000)	38,000,000
Exceptional items - cost of sales	16,000,000	16,000,000	92,000,000
Transaction-related and other costs	16,000,000	5,000,000	14,000,000
Exceptional items - SG&A expenses	16,000,000	5,000,000	14,000,000
Exceptional finance expense / (income)	14,000,000	(13,000,000)	(58,000,000)
Exceptional income tax (credit) / charge (note 7)	(22,000,000)	8,000,000	(14,000,000)
Total exceptional items, net of tax	$ 24,000,000	$ 16,000,000	$ 34,000,000